Income Taxes (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Change in valuation allowance					$ 56,079	$ 65,574
Income taxes provision	$ 167,339	$ 59,095	$ 206,300	$ 474,045	$ 450,960	$ 309,931